Regulatory Matters	12 Months Ended
Dec. 31, 2023
Disclosure Of Regulatory Matters [Abstract]
Regulatory Matters
25.
Regulatory matters

The management of Kaspi Bank JSC (“the Bank”) monitors capital adequacy ratio based on requirements of standardized approach of Basel Committee of Banking Supervision “Basel III: A global regulatory framework for more resilient banks and banking systems” (December 2010, updated in June 2011).

The capital adequacy ratios calculated on the basis of the Bank’s consolidated financial statements under Basel III with updated RWA methodology are presented in the following table:

	2022	2023

Tier 1 capital (k1.2)	17.0%	17.4%
Total capital (k.2)	18.0%	18.1%

The Bank complies with NBRK’s capital requirements. The minimum regulatory capital adequacy requirements are 6.5% for k1.2 and 8% for k.2, excluding a conservation buffer of 3% and systemic buffer of 1% for each. The following table presents Bank’s capital adequacy ratios in accordance with the NBRK requirements:

	2022	2023

Tier 1 capital (k1.2)	12.2%	12.6%
Total capital (k.2)	13.1%	13.0%